Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories
Current materials and supplies to be consumed in production process or rendering services	$ 503,318	$ 513,209
Products in progress	221,559	122,284
Finished product	164,029	198,796
Cost of inventories recognised as expense during period	$ 133,768	$ 104,057